Commitment and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Commitments and contingencies [line items]
Commitments net	$ 17,942	$ 9,522
Bank guarantees	924	868
Restricted time deposits	$ 484	$ 666
Bottom of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	1 year
Top of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	5 years